UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08873

American Fidelity Dual Strategy Fund, Inc.
(Exact name of registrant as specified in charter)

2000 N. Classen Oklahoma City, Oklahoma 73106
(Address of principal executive offices) (Zip Code)

Stephen P. Garrett American Fidelity Assurance Company 2000 N. Classen Oklahoma City, Oklahoma 73106
(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 523-5200

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use his information provided on Form N-CSR in it regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for educing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:	Annual Report to Shareholders

Annual Report

December 31, 2006

December 31, 2006

Dear Participant:

The second half of 2006 was a pleasant surprise for stock investors. All of the major stock market indices out-performed their first six month record – in some cases, by a significant margin. Corporate earnings bucked headwinds of higher energy costs and higher interest rates and turned in earning increases for the year of about 15%. Value – both large cap and small – continued to do better than growth. That pattern has persisted for several years now and the odds would indicate that, at some point, growth investors ought to be rewarded for their patience.

Despite a changing stock market environment, the Dual Strategy Fund continues to invest in high quality, large capitalization stocks – with 50% of the portfolio following a value strategy and 50%, the growth strategy. Todd Investment Advisors, based in Louisville, Kentucky, provides half of the value investing, with WEDGE Capital Management of Charlotte, North Carolina, the other half.

In similar fashion, Renaissance Investment Management of Cincinnati, Ohio and Quest Investment Management of Portland, Oregon split the duties on the growth side. This two-pronged approach provides for prudent diversification among non-speculative, large US stocks.

The following comments, from recent strategy materials, give a sense of how Todd and WEDGE see value investing in the current environment:

Key positive factors (for the stock market) appear to abound...the domestic economy continues to grow, although at a decelerated rate...it would not be unreasonable to assume that the Fed is done tightening...global liquidity appears to remain quite ample...(and) a relatively divided Congress is unlikely to harm investors via higher taxes this year or the next. (WEDGE)

And

(in 2006), the S&P 500 earned about $86.50... Our estimate (for 2007) is for a 7% earnings gain to $92, which is conservative... Thus, it is reasonable to expect the S&P and the Dow average to also rise 7%. That would put the Dow up about 900 points, to 13,400. (Todd)

In similar fashion, the following are representative of the outlooks of Renaissance and Quest (the growth investors):

We believe (the current environment) suggests tremendous current opportunity in growth stocks, especially large-cap growth stocks... As a group, the sales and earnings of these companies have grown significantly since 2000, while their stock prices have generally declined... For investors with patience...we believe the prospective returns from growth stocks are likely to be very attractive both on a relative and an absolute basis. (Renaissance)

And

The bond market...is voting that the outlook for inflation is acceptable, no further rate hikes will be necessary and...rate cuts are possible... The steep housing recession is expected to trough in 2007... Far from being the leading edge of a hard landing...a go-slow mid-cycle correction in the economy is good news...it will help sustain growth for longer than would have been otherwise possible. (Quest)

By its very layout, the Dual Strategy Fund tries to capture the best ideas from the two basic and historic investment themes -- growth and value. There are no guarantees in stock investing, but we believe these two linked strategies offer a sound opportunity for long term success.

Sincerely,

David R. Carpenter, President

American Fidelity Dual Strategy Fund, Inc.

KPMG [LOGO]

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Financial Statements

December 31, 2006

(With Report of Independent Registered Public Accounting Firm Thereon)

KPMG [LOGO]

KPMG LLP

700 Oklahoma Tower

210 Park Avenue

Oklahoma City, OK 73102-5671

Report of Independent Registered Public Accounting Firm

Board of Directors and Shareholders

American Fidelity Dual Strategy Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of American Fidelity Dual Strategy Fund, Inc. (the Fund), including the schedule of portfolio investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Fidelity Dual Strategy Fund, Inc. as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and its financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

January 29, 2007

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statement of Assets and Liabilities
December 31, 2006

Assets
Investments, at fair value (cost $166,398,557)	$193,125,963
Accrued interest and dividends	204,065
Accounts receivable for securities sold	5,199,441
Total assets	198,529,469
Liabilities
Accounts payable for shares redeemed	7,360
Accounts payable for securities purchased	2,939,305
Total liabilities	2,946,665
Net assets	$195,582,804
Composition of net assets:
Net capital paid in on shares of capital stock	$174,185,542
Undistributed net investment income	2,432,994
Accumulated net realized losses	(7,763,138)
Unrealized appreciation on investments	26,727,406
Net assets (equivalent to $11.253 per share based on
17,380,855 shares of capital stock outstanding)	$195,582,804
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statement of Operations
Year ended December 31, 2006
Investment income:
Income:
Dividends (net of foreign taxes paid of $34,893)	$3,173,604
Interest	331,531
3,505,135
Expenses:
Investment advisory fees (note 2)	1,004,230
Net investment income	2,500,905
Realized gains on investments:
Proceeds from sales	208,784,000
Cost of securities sold	204,676,881
Net realized gains on investments	4,107,119
Unrealized appreciation on investments, end of year	26,727,406
Unrealized appreciation on investments, beginning of year	14,533,017
Change in unrealized appreciation on investments	12,194,389
Net increase in net assets resulting from operations	$18,802,413
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statements of Changes in Net Assets
Years ended December 31, 2006 and 2005
	2006	2005
Increase in net assets from operations:
Net investment income	$2,500,905	2,307,969
Net realized gains on investments	4,107,119	16,243,925
Change in unrealized appreciation on investments	12,194,389	(11,430,122)
Net increase in net assets resulting
from operations	18,802,413	7,121,772
Distributions to shareholders (note 3):
Investment income	(2,300,000)	(2,500,000)
Total distributions to shareholders	(2,300,000)	(2,500,000)
Changes from capital stock transactions (note 4)	(23,148,386)	(9,785,010)
Decrease in net assets	(6,645,973)	(5,163,238)
Net assets, beginning of year	202,228,777	207,392,015
Net assets, end of year	$195,582,804	202,228,777
Undistributed net investment income	$2,432,994	2,232,089
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Financial Highlights
December 31
	2006	2005	2004	2003	2002
Net investment income	$0.134	0.116	0.129	0.101	0.091
Net realized and unrealized gains (losses) from securities	0.890	0.251	0.640	1.829	(2.657)
	1.024	0.367	0.769	1.930	(2.566)
Distributions – investment income	(0.133)	(0.129)	(0.098)	(0.097)	(0.073)
Distributions – capital gains	—	—	—	—	—
Net increase (decrease) in net asset unit value	0.891	0.238	0.671	1.833	(2.639)
Net asset unit value, beginning of period	10.362	10.124	9.453	7.620	10.259
Net asset unit value, end of period	$11.253	10.362	10.124	9.453	7.620
Net assets outstanding, end of period	$195,582,804	202,228,777	207,392,015	196,931,036	159,411,603
Ratios:
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.24%	1.15%	1.35%	1.21%	1.03%
Portfolio turnover rate	95.38%	117.47%	70.81%	56.75%	52.14%
Total return (1)	9.89%	3.66%	8.16%	25.38%	(25.05)%
See accompanying notes to financial statements.
(1) Total return figures do not reflect charges pursuant to the terms of the variable annuity contracts funded by separate accounts that invest in the Fund’s shares.

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
December 31, 2006
		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Apparel and Accessory Stores:
Abercrombie & Fitch Co.	3,200	$222,816	0.12%
American Eagle Outfitters, Inc.	7,800	243,438	0.12%
Kohl’s Corporation*	15,783	1,080,031	0.55%
Limited Brands, Inc.	8,400	243,096	0.12%
Nordstrom, Inc.	22,365	1,103,489	0.57%
		2,892,870	1.48%
Apparel & Other Finished Products:
Guess?, Inc*	3,800	241,034	0.12%
Polo Ralph Lauren Corporation	3,100	240,746	0.13%
		481,780	0.25%
Auto Dealers, Gas Stations:
Autozone, Inc.*	2,200	254,232	0.13%
		254,232	0.13%
Building Materials and Gardening Supplies:
Home Depot, Inc.	24,000	963,840	0.49%
		963,840	0.49%
Business Services:
Alliance Data Systems Corporation*	3,530	220,519	0.11%
Amdocs Limited* **	13,865	537,269	0.27%
Arkamai Technologies, Inc.*	8,165	432,990	0.22%
Autodesk, Inc.*	7,800	315,588	0.16%
BEA Systems, Inc.*	21,100	265,438	0.14%
BMC Software, Inc. *	9,700	312,340	0.16%
Citrix Systems, Inc.*	15,970	431,988	0.22%
Cognizant Technology Solution Corporation*	9,765	753,467	0.39%
Computer Sciences Corporation *	6,600	352,242	0.18%
DST Systems, Inc.- B*	5,500	344,465	0.18%
Electronic Data Systems Corporation	11,700	322,335	0.16%
First Data Corporation	21,730	554,550	0.28%
Fiserv, Inc.*	6,000	314,520	0.16%

Google, Inc.*	1,360	626,253	0.32%
Manpower, Inc.	15,177	1,137,213	0.58%
Microsoft Corporation	123,619	3,691,263	1.89%
NCR Corporation*	7,100	303,596	0.16%
Omnicom Group Inc.	8,200	857,228	0.44%
Oracle Corporation*	128,895	2,209,260	1.13%
SAP AG**	6,000	318,600	0.16%
Western Union Company	21,730	487,187	0.25%
		14,788,311	7.56%
Chemicals and Allied Products:
Air Products & Chemicals, Inc.	2,100	$147,588	0.08%
Amgen, Inc.*	13,030	890,079	0.46%
AstraZeneca PLC**	7,600	406,980	0.21%
Colgate Palmolive Company	28,428	1,854,642	0.95%
Dow Chemical Company	20,600	822,764	0.42%
Ecolab,Inc.	19,560	884,112	0.45%
Genentech, Inc.	10,870	881,883	0.45%
Gilead Sciences, Inc.*	10,775	699,621	0.36%
GlaxoSmithKline PLC**	8,900	469,564	0.24%
Lilly, Eli and Company	16,533	861,369	0.44%
Merck & Company, Inc.	33,050	1,440,980	0.74%
Novartis AG - ADR**	13,600	781,184	0.39%
Pfizer, Inc.	62,500	1,618,750	0.83%
PPG Industries, Inc.	2,300	147,683	0.08%
Praxair, Inc.	31,266	1,855,012	0.95%
Proctor & Gamble Company	13,910	893,996	0.45%
Rohm & Haas Company	2,600	132,912	0.07%
Wyeth	18,192	926,337	0.47%
		15,715,456	8.04%
Communications:
American Movil S.A. de C.V.**	16,535	747,712	0.38%
American Tower Corporation*	18,935	705,897	0.36%
AT&T, Inc.	89,581	3,202,521	1.64%
Grupo Televisa, S.A.**	37,480	1,012,335	0.52%
The DIRECTV Group, Inc.*	10,300	256,882	0.13%
		5,925,347	3.03%
Depository Institutions:
Astoria Financial Corporation	23,100	696,696	0.36%
Bank of America Corporation	55,322	2,953,642	1.51%
Citigroup, Inc.	40,100	2,233,570	1.14%
Deutsche Bank AG**	5,500	732,820	0.37%
JPMorgan Chase & Co.	15,910	768,453	0.39%
Mellon Financial Corporation	20,070	845,951	0.43%
PNC Financial Services Group	8,600	636,744	0.33%

Wachovia Corporation	13,400	763,130	0.39%
Washington Mutual, Inc.	15,800	718,742	0.37%
Wells Fargo & Company	76,400	2,716,784	1.39%
		13,066,532	6.68%
Durable Goods, Wholesale:
BorgWarner, Inc.	5,000	295,100	0.15%
Johnson & Johnson	35,025	2,312,351	1.19%
Reliance Steel & Aluminum Co.	3,700	145,706	0.07%
		2,753,157	1.41%
Eating and Drinking Places:
Brinker International, Inc.	7,800	$235,248	0.12%
McDonald’s Corporation	57,690	2,557,398	1.31%
		2,792,646	1.43%
Electric, Gas, and Sanitary Service:
American Electric Power Company, Inc.	14,400	613,152	0.31%
AES Corporation*	40,510	892,840	0.46%
Consolidated Edison, Inc.	12,200	586,454	0.30%
Dominion Resources, Inc.	19,800	1,660,032	0.85%
FirstEnergy Corporation	9,900	596,970	0.31%
FPL Group, Inc.	12,200	663,924	0.34%
Keyspan Corporation	17,800	733,004	0.37%
Republic Services, Inc.	21,345	868,101	0.44%
Sempra Energy	11,000	616,440	0.32%
Waste Management, Inc.	24,165	888,547	0.45%
		8,119,464	4.15%
Electronic and Other Electric Equipment:
Amphenol Corporation	5,000	310,400	0.16%
Cisco Systems, Inc.*	126,940	3,469,270	1.77%
Emerson Electric Company	50,954	2,246,562	1.15%
General Electric Company	105,565	3,928,074	2.01%
Intel Corporation	41,000	830,250	0.42%
Motorola, Inc.	57,640	1,185,078	0.61%
Nvidia Corporation*	33,940	1,256,119	0.64%
Qualcomm Incorporated	34,025	1,285,805	0.66%
Texas Instruments, Inc.	48,755	1,404,144	0.72%
		15,915,702	8.14%
Engineering, Accounting, Research, Mgmt & Relation Services:
Accenture Ltd. **	9,100	336,063	0.17%
Moody’s Corporation	11,970	826,648	0.42%
		1,162,711	0.59%
Fabricated Metal Products:

Crane Company	8,000	293,120	0.15%
Illinois Tool Works, Inc.	42,450	1,960,766	1.00%
		2,253,886	1.15%
Food and Kindred Products:
Anheuser-Busch Companies, Inc.	10,700	$526,440	0.27%
Coca-Cola Company, The	17,753	856,582	0.44%
Diageo plc **	5,650	448,102	0.23%
General Mills, Inc.	8,000	460,800	0.24%
Kellogg Company	10,200	510,612	0.26%
Molson Coors Brewing Company	8,530	652,033	0.33%
Pepsi Bottling Group, Inc.	16,100	497,651	0.25%
PepsiCo, Inc.	48,915	3,059,633	1.57%
		7,011,853	3.59%
Food Stores:
Starbucks*	17,810	630,830	0.32%
		630,830	0.32%
Forestry:
Weyerhaeuser Company	2,000	141,300	0.07%
		141,300	0.07%
Furniture and Fixtures:
Johnson Controls, Inc.	3,500	300,720	0.15%
Masco Corporation	10,200	304,674	0.16%
		605,394	0.31%
General Merchandise:
Costco Wholesale Corporation	8,440	446,223	0.23%
Dillards, Inc.	6,600	230,802	0.12%
J.C. Penney Co, Inc.	14,200	1,098,512	0.55%
Sears Holdings Corporation*	1,400	235,102	0.12%
Target Corporation	27,600	1,574,580	0.81%
TJX Companies, Inc.	8,200	233,864	0.12%
		3,819,083	1.95%
Health Services:
Laboratory Corp of America Holdings*	6,600	484,902	0.25%
		484,902	0.25%

Holding and Other Investment Offices:
Alcon, Inc.**	5,920	661,678	0.34%
Archstone Smith Trust	10,700	622,847	0.32%
Mack-Cali Realty Corporation	10,150	517,650	0.26%
Simon Property Group, Inc.	7,700	779,933	0.40%
		2,582,108	1.32%
Home Furniture & Equipment:
Best Buy Company, Inc.	18,900	$929,691	0.48%
GameStop Corporation*	18,135	999,420	0.51%
		1,929,111	0.99%
Hotels, Other Lodging Places:
MGM Mirage*	17,140	982,979	0.50%
		982,979	0.50%
Industrial Machinery and Equipment:
3M Company	16,080	1,253,114	0.64%
Apple Computer, Inc.*	5,445	461,954	0.24%
Applied Materials, Inc.	70,890	1,307,920	0.67%
CDW Corporation	5,000	351,600	0.18%
Cummins Engine, Inc.	2,700	319,086	0.16%
Dell Inc.*	14,135	354,647	0.18%
Eaton Corporation	4,100	308,074	0.16%
Hewlett-Packard Company	41,105	1,693,115	0.86%
International Business Machines Corporation	22,350	2,171,303	1.11%
Lam Research Corporation*	22,554	1,141,683	0.58%
National Oilwell Varco Inc*	7,565	462,827	0.24%
Western Digital Corporation*	44,500	910,470	0.47%
		10,735,793	5.49%
Instruments and Related Products:
Allergan, Inc.	7,910	947,143	0.48%
Becton Dickinson & Company	18,875	1,324,081	0.68%
Danaher Corporation	12,680	918,539	0.47%
Garmin Ltd**	13,190	734,155	0.37%
Raytheon Company	18,435	973,368	0.50%
Rockwell Collins, Inc.	4,900	310,121	0.16%
Stryker Corporation	17,030	938,523	0.48%
Thermo Electron Corporation*	22,630	1,024,913	0.52%
Xerox Corporation*	18,100	306,795	0.16%
Zimmer Holdings, Inc.*	12,190	955,452	0.49%
		8,433,090	4.31%

Insurance Agents, Brokers & Service:
The Hartford Financial Services Group, Inc.	7,700	718,487	0.37%
		718,487	0.37%
Insurance Carriers:
Ace LTD.**	11,900	$720,783	0.37%
Aetna, Inc.	21,210	915,848	0.47%
Aflac Incorporated	11,400	524,400	0.27%
Allstate Corporation	34,005	2,214,065	1.13%
AMBAC Financial Group, Inc.	8,100	721,467	0.37%
American International Group, Inc.	12,425	890,376	0.46%
Cigna Corporation	3,700	486,809	0.25%
Health Net, Inc.*	9,500	462,270	0.23%
ING Groep N.V**	15,500	684,635	0.35%
Metlife Capital Trust, Inc.	11,900	702,219	0.36%
MGIC Investment Corporation	7,700	481,558	0.25%
PMI Group, Inc.	15,200	716,984	0.37%
Progressive Corporation	39,240	950,393	0.49%
Torchmark Corporation	10,200	650,352	0.33%
UnitedHealth Group Incorporated	44,764	2,405,170	1.23%
Wellpoint, Inc.*	28,565	2,247,780	1.14%
		15,775,109	8.07%
Leather and Leather Products:
Coach, Inc.*	25,280	1,086,029	0.55%
		1,086,029	0.55%
Lumber and Wood Products, Ex Furniture
Louisiana-Pacific Corporation	6,500	139,945	0.07%
		139,945	0.07%
Metal Mining:
BHP Billiton Ltd. ADR**	3,700	147,075	0.08%
Freeport-McMoran Copper & Gold Inc.	13,753	766,455	0.39%
		913,530	0.47%
Mining, Quarry Nonmetal Minerals:
Vulcan Materials Company	1,600	143,792	0.07%
		143,792	0.07%
Miscellaneous Manufacturing Industries:
Hasbro, Inc.	8,800	239,800	0.12%
Mattel, Inc.	10,800	244,728	0.13%
Siemens AG ADR's**	4,770	470,084	0.24%
Tyco International, Ltd.**	10,300	313,120	0.16%

		1,267,732	0.65%
Miscellaneous Retail:
CVS Corporation	29,000	$896,390	0.46%
Office Depot, Inc.*	21,885	835,350	0.43%
OfficeMax, Inc	4,900	243,285	0.12%
		1,975,025	1.01%
Motion Pictures
News Corporation	11,700	251,316	0.13%
		251,316	0.13%
Nondepository Institutions:
CIT Group, Inc.	13,700	764,049	0.39%
		764,049	0.39%
Nondurable Goods-Wholesale:
Amerisource Bergen Corporation	10,500	472,080	0.24%
Cardinal Health, Inc.	11,500	740,945	0.38%
McKesson Corporation	44,208	2,241,346	1.15%
Medco Health Solutions, Inc.*	9,300	496,992	0.25%
Nike, Inc.-Class B	12,330	1,221,040	0.62%
		5,172,403	2.64%
Oil and Gas Extraction:
Eni S.p.A**	8,000	538,240	0.28%
Halliburton Company	26,000	807,300	0.41%
Nabors Industries Ltd* **	16,300	485,414	0.25%
Occidental Petroleum Corporation	11,600	566,428	0.28%
Royal Dutch Shell PLC**	7,200	509,688	0.26%
Schlumberger Limited	7,825	494,227	0.25%
Statoil ASA**	20,700	544,824	0.28%
Total SA**	7,300	525,016	0.27%
Transocean Sedco Forex, Inc.*	5,985	484,126	0.25%
XTO Energy, Inc.	17,075	803,379	0.41%
		5,758,642	2.94%
Paper and Allied Products:
Kimberly-Clark Corporation	28,200	1,916,190	0.98%
Pactiv Corporation*	4,300	153,467	0.08%
		2,069,657	1.06%
Petroleum Refining and Related Industries:
Ashland, Inc.	2,300	$159,114	0.08%
BASF AG**	1,500	145,815	0.07%
BP PLC-Spons ADR**	19,560	1,312,476	0.67%
Chevron Corporation	29,284	2,153,253	1.10%

ConocoPhillips	30,700	2,208,865	1.13%
Hess Corporation	11,400	565,098	0.29%
Marathon Oil Corporation	23,600	2,183,000	1.12%
Sunoco, Inc.	7,600	473,936	0.24%
Tesoro Corporation	7,700	506,429	0.26%
		9,707,986	4.96%
Primary Metal Industries:
Nucor Corporation	13,327	728,454	0.37%
Precision Castparts Corporation	3,900	305,292	0.16%
Steel Dynamics, Inc.	4,400	142,780	0.07%
United States Steel Corporation	1,900	138,966	0.07%
		1,315,492	0.67%
Railroad Transportation:
Union Pacific Corporation	12,650	1,164,053	0.60%
		1,164,053	0.60%
Security and Commodity Brokers:
Franklin Resources, Inc.	15,534	1,711,381	0.88%
Goldman Sachs Group, Inc.	3,600	717,660	0.37%
Lehman Brothers Holdings, Inc.	9,000	703,080	0.36%
Morgan Stanley Group, Inc.	32,025	2,607,796	1.33%
T. Rowe Price Group, Inc.	19,342	846,599	0.43%
		6,586,516	3.37%
Stone, Clay, Glass, Concrete Products:
Cemex, S.A.* **	4,108	139,179	0.07%
		139,179	0.07%
Transportation Equipment:
Autoliv, Inc.**	5,100	307,530	0.16%
Boeing Company	18,100	1,608,004	0.82%
General Dynamics Corporation	4,400	327,140	0.17%
Harley-Davidson, Inc.	15,692	1,105,815	0.57%
Harsco Corporation	3,700	281,570	0.14%
Honda Motor Company LTD-Spons ADR**	20,200	798,708	0.41%
Lockheed Martin Corporation	14,261	1,313,010	0.67%
Northrop Grumman Corporation	5,100	345,270	0.18%
United Technologies Corporation	53,160	3,323,563	1.69%
		9,410,610	4.81%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
December 31, 2006
		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Transportation By Air:
FedEx Corporation	7,315	$794,555	0.41%
		794,555	0.41%
Water Transportation:
Overseas Shipholding Group, Inc.	4,700	264,610	0.13%
		264,610	0.13%
Total common stocks (cost $163,133,688)		189,861,094	97.07%
Short-Term Investments
AIM Money market funds (5.284% at	3,264,869	3,264,869	1.67%
December 31, 2006)
Total short-term investments		3,264,869	1.67%
Total investments (cost $166,398,557)		193,125,963	98.74%
Other assets and liabilities, net		2,456,841	1.26%
Total net assets		$195,582,804	100.00%
* Presently not producing dividend income
** Foreign Investments (7.81% of net assets)
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Financial Statements

December 31, 2006

Summary of Significant Accounting Policies

General

American Fidelity Dual Strategy Fund, Inc. (the Fund) is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The assets of the Fund were formerly held by American Fidelity Variable Annuity Fund A (Variable Annuity Fund A), which operated as an open-end, diversified management investment company from 1968 to 1998, and was a separate account of American Fidelity Assurance Company (AFA).

The Fund’s investment objectives are primarily long-term growth of capital and secondarily the production of income. In order to achieve these investment objectives, the Fund normally invests in a diversified portfolio consisting primarily of common stocks.

Shares of the Fund are only available to separate accounts of AFA or other insurance companies to fund the benefits of variable annuity contracts.

Investments

The Fund’s investments are valued based on market value quotations, when available. Investments in corporate stocks are valued by a third-party servicer, FT Interactive Data Services. Securities for which published quotations are not available are valued based on policies approved by the Fund’s Board of Directors at the quotation obtained from pricing services, such as Bloomberg L.P. Short-term investments are valued on the basis of cost, which approximates market, and include all investments with maturities less than one year.

The Fund’s portfolio of investments is diversified such that not more than 5% of the value of the total assets of the Fund is invested in any one issuer and not more than 25% is invested in any one industry or group of similar industries. Management does not believe the Fund has any significant concentrations of credit risk.

Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined using the specific identification method on a first-in, first-out basis. Security transactions are accounted for on a trade-date basis.

Dividend income is recorded on the ex-dividend date, and interest income is recorded on the daily accrual basis. For certain securities in which the exact dividend is unknown on the ex-dividend date, such as stock in foreign companies, an estimate of the dividend is recorded on the ex-dividend date, and any necessary adjustments are added to the Fund’s investment income on the date the dividend is received by the Fund. Any taxes withheld by foreign governments or any foreign exchange experience (gains or losses) incurred by investment in such securities are paid by the Fund and are recorded as reductions of dividend income.

The Fund intends to make income and capital gains distributions, if any, on an annual basis. All distributions will be reinvested in additional shares of the portfolio at net asset value.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Financial Statements

December 31, 2006

In 2006, the cost of purchases and proceeds from sales of securities, other than short-term securities, was $183,583,885 and $208,784,000, respectively, net of brokerage commissions.

The gross unrealized appreciation and depreciation on investments at December 31, 2006 for financial reporting purposes were $28,853,981 and $2,126,575, respectively. For federal income tax purposes, the cost, unrealized appreciation, and unrealized depreciation were $167,426,578, $28,853,981, and $3,154,596, respectively, at December 31, 2006.

Income Taxes

Management of the Fund believes that the Fund will continue to qualify as a “regulated investment company” under subchapter M of the Internal Revenue Code (the Code). Qualification as a regulated investment company relieves the Fund of any liability for federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. The Fund’s policy is to comply with all sections of the Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income taxes is thus required.

At December 31, 2006, the Fund had capital loss carryovers of $6,735,117 expiring in 2011. The Fund’s board of directors does not intend to distribute any realized gain distributions until the carry forwards have been offset or expired.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to “wash sale” transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, no permanent book-to-tax differences were recorded as of December 31, 2006 for undistributed net investment income, accumulated net realized loss, or unrealized appreciation on investments.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Financial Statements

December 31, 2006

Transactions With Affiliates

The Fund receives advisory services under a management and investment advisory agreement with AFA that provides for fees to be paid to AFA at an annual rate of 0.50% of the Fund’s average daily net assets. AFA has engaged four subadvisors who receive fees based on a percentage of the Fund’s daily net assets. The subadvisors’ fees are paid by AFA.

AFA pays all other expenses of the Fund except investment advisory fees and brokerage fees. The Fund will not reimburse AFA at a later time for any such amounts.

Certain officers and directors of the Fund are also officers and directors of AFA.

Distributions to Shareholders

On November 15, 2006, a distribution of $0.1326 per share was declared from ordinary income, which amounts to $2,300,000. On November 15, 2005, a distribution of $0.1287 per share was declared from ordinary income, which amounted to $2,500,000.

Changes From Capital Stock Transactions

As of December 31, 2006, 200,000,000 shares of $0.001 par value capital stock were authorized.

Transactions in capital stock were as follows:

	Shares		Amount
	2006	2005	2006	2005
Shares sold	252,548	302,534	$2,717,512	3,034,975
Shares issued in reinvestment of
dividends and distributions	206,371	247,819	2,300,000	2,500,000
	458,919	550,353	5,017,512	5,534,975
Shares redeemed	(2,594,779)	(1,518,124)	(28,165,898)	(15,319,985)
Decrease in net assets derived
from capital stock transactions	(2,135,860)	(967,771)	$(23,148,386)	(9,785,010)

DIRECTORS AND OFFICERS

Information about the Fund’s officers and directors is set forth below. No officer or director receives any remuneration from the Fund. Members of the Fund’s Board of Directors who are not employees of American Fidelity Assurance Company receive $6,000 each from American Fidelity Assurance Company for their services as directors of the Fund and an additional $750 for each Board meeting and Audit Committee meeting or other special meeting that they attend. The Fund’s Statement of Additional Information contains additional information about the Fund’s directors. You may request a free copy of the Statement of Additional Information by following the instructions on the back of this report.

Name, Address and Age (1)	Position(s) Held with Fund; Length of Time Served	Principal Occupation(s) During Past 5 Years; Position(s) with Affiliates; Other Directorships
Officers and Interested Directors (2)
Robert D. Brearton, 57 2000 N. Classen Boulevard Oklahoma City, OK 73106	Senior Vice President and Principal Financial Officer – Since May 2006	Senior Vice President and Chief Financial Officer, American Fidelity Assurance Company

David R. Carpenter, 56 2000 N. Classen Boulevard Oklahoma City, OK 73106	Chairman, President (Principal Executive Officer), Secretary, and Director – Since May 2006; Executive Vice President and Principal Financial Officer – February 2003 through May 2006

Executive Vice President, American Fidelity Corporation; Executive Vice President and Treasurer, American Fidelity Assurance Company; Chairman, President, Chief Executive Officer and Treasurer, American Fidelity Securities, Inc.

Stephen P. Garrett, 62 2000 N. Classen Boulevard Oklahoma City, OK 73106	Chief Compliance Officer – Since September 1, 2004; General Counsel – Since June 2, 2004	Senior Vice President and Secretary, American Fidelity Corporation; Senior Vice President, Chief Compliance Officer and Secretary, American Fidelity Assurance Company

Independent Directors

Jo Ann Dickey, 66 12346A N. May, #245 Oklahoma City, OK 73120	Director – Since October 2006(4)	Retired as of March 31, 2006; Former Senior Vice President – Internal Audit, American Fidelity Corporation

Gregory M. Love, 45 P.O. Box 26210 Oklahoma City, OK 73126	Director – Since March 1998 (3)(4)	President and Chief Operating Officer, Love’s Development Companies

J. Dean Robertson, D.D.S., M.Ed., 89 5222 North Portland Oklahoma City, OK 73112	Director –Since March 1998(3)(4)	Professor Emeritus, University of Oklahoma College of Dentistry

G. Rainey Williams, Jr., 46 6301 N. Western Suite 200 Oklahoma City, OK 73118	Director –Since March 1998(3)(4)	President and Chief Operating Officer, Marco Holding Corporation; Director, BancFirst Corporation

(1)	As of December 31, 2006.

(2)	“Interested person” of Dual Strategy Fund under Section 2(a)(19) of the Investment Company Act of 1940 due to position as officer of the Fund.

(3)

Officer and/or member of Dual Strategy Fund Board of Directors since the Fund’s establishment in March 1998; previously officer and/or member of Board of Managers of Variable Annuity Fund A, the Fund’s predecessor.

(4)

Pursuant to Dual Strategy Fund’s Bylaws and the General Corporation Law of Maryland, the Fund’s directors may serve without re-election until a majority of the Board’s members serve by appointment, or otherwise are not elected by the Fund’s shareholders.

Management’s Discussion of Fund Results

2006 Results

The strong economy continued throughout 2006, despite a few signs in the fourth quarter that growth may be slowing. Surprisingly, by all most all measures inflation has not reared its head despite wide-spread predictions for the last few years that it would. Despite the ongoing war in Iraq, and the saber rattling of, among others, North Korea and Iran, the stock market has not seen any increased volatility, suggesting that the market may not see these events as a threat to continued free trade and globalization.

On the positive side, oil and other commodity prices have begun to decline, although it is unclear if this move is other than temporary.

From an investment standpoint, it was a good year. The S&P 500 finished up 15.8%, well above its long term average. Value stocks continued to beat growth stocks, and although large cap stocks once again underperformed small cap stocks, the underperformance was narrow, and large cap stocks look poised to do well on a relative basis in 2007. Such a development would be positive for the fund.

2006 saw the completion of the restructuring of the fund. There are now four underlying managers of the fund. The two value managers are Todd Investment Advisors, Inc. and Wedge Capital Management LLP. The two growth managers are Renaissance Investment Management, Inc. and Quest Investment Management, Inc. This adds diversification to the portfolio which is typically a positive for long term investing.

10-Year Results

The graph below compares the initial and subsequent account values at the end of each of the past ten years, assuming a $10,000 initial investment on January 1, 1997 in the Fund’s predecessor and also in the S&P 500 Index and the Russell 1000® Index. The Fund’s performance reflected in the graph and following table does not give effect to any charges at the separate account level. Performance would be lower if charges assessed by participating separate accounts were reflected. The S&P 500 Index and the Russell 1000® Index returns assume the reinvestment of dividends, but do not reflect commissions or administrative and management costs. Past performance does not predict future performance for the Fund or the indexes.

Average Annual Total Return as of 12/31/06

1 Year 9.89%	5 Years 2.97%	10 Years 7.08%

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur a management fee. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 – December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period; however, you may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. As a result, the second line of the table is useful in comparing ongoing costs only; it will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Table

	Beginning Account Value July 1, 2006	Ending Account Value Value December 31, 2006	Expenses Paid During Period* July 1 – December 31, 2006
Actual	$1,000.00	$1,068.97	$2.60
Hypothetical (Assumes 5% return before expenses)	$1,000.00	$1,025.21	$2.55

*Expenses are equal to the Fund’s annualized expenses ratio of 0.50%, multiplied by the average account value over the period, multiplied by 0.5041096 (the number of days in most recent fiscal half-year/365 (to reflect the one-half year period)).

PORTFOLIO HOLDINGS

The following table depicts the portfolio holdings of the Fund by type of security and industry sector, showing the percentage of net asset value or total investments attributable to each as of December 31, 2006.

COMMON STOCK
Apparel and Accessory Stores	1.48%
Apparel & Other Finished Products	0.25%
Auto Dealers, Gas Stations	0.13%
Building Materials and Gardening Supplies	0.49%
Business Services	7.56%
Chemicals and Allied Products	8.04%
Communications	3.03%
Depository Institutions	6.68%
Durable Goods, Wholesale	1.41%
Eating and Drinking Places	1.43%
Electric, Gas, and Sanitary Service	4.15%
Electronic and Other Electric Equipment	8.14%
Engineering, Accounting, Research, Mgmt & Relation Services	0.59%
Fabricated Metal Products	1.15%
Food and Kindred Products	3.59%
Food Stores	0.32%
Forestry	0.07%
Furniture and Fixtures	0.31%
General Merchandise	1.95%
Health Services	0.25%
Holding and Other Investment Offices	1.32%
Home Furniture & Equipment	0.99%
Hotels, Other Lodging Places	0.50%
Industrial Machinery and Equipment	5.49%
Instruments and Related Products	4.31%
Insurance Agents, Brokers & Service	0.37%
Insurance Carriers	8.07%
Leather and Leather Products	0.55%
Lumber and Wood Products, Ex Furniture	0.07%
Metal Mining	0.47%
Mining, Quarry Nonmetal Minerals	0.07%
Miscellaneous Manufacturing Industries	0.65%
Miscellaneous Retail	1.01%
Motion Pictures	0.13%
Nondepository Institutions	0.39%
Nondurable Goods-Wholesale	2.64%
Oil and Gas Extraction	2.94%
Paper and Allied Products	1.06%
Petroleum Refining and Related Industries	4.96%
Primary Metal Industries	0.67%
Railroad Transportation	0.60%
Security and Commodity Brokers	3.37%
Stone, Clay, Glass, Concrete Products	0.07%
Transportation Equipment	4.81%
Transportation by Air	0.41%
Water Transportation	0.13%
Short-Term Investments	1.67%
Other assets and liabilities, net	1.26%
TOTAL	100.00%

AVAILABILITY OF PORTFOLIO HOLDINGS AND PROXY VOTING POLICIES AND RECORD

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each of (1) the Fund’s Form N-Q, (2) a description of the policies and procedures that the Fund, its investment advisor and its sub-advisors use to determine how to vote proxies relating to its portfolio securities holdings and (3) information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by contacting the Fund at 1-800-662-1106, va.help@af-group.com or P.O. Box 25520, Oklahoma City, OK 73125-0520. The information is also available on the SEC’s website at http//www.sec.gov and at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF ADVISOR AGREEMENTS

ADVISORY AGREEMENT

American Fidelity Assurance Company serves as the Fund’s investment adviser pursuant to an Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) that initially was approved by the Fund’s Board of Directors, including a majority of the directors who are not “interested persons,” as defined in the Investment Company Act of 1940, on January 29, 2003 and was approved by Dual Strategy Fund’s shareholders on April 11, 2003. The Advisory Agreement will remain in effect from year to year, provided that it will not continue for more than two years unless such continuance is approved at least annually by the Fund’s Board of Directors, including a majority of the members of the Board of Directors who are not interested persons.

The Board most recently approved the Advisory Agreement on December 14, 2006. In approving the continuance of the Advisory Agreement, the Board considered (1) the nature, extent, and quality of the services to be provided by American Fidelity Assurance Company, (2) the investment performance of the Fund and American Fidelity Assurance Company, (3)  the advisory fees to be provided to American Fidelity Assurance Company and any fees received by American Fidelity Assurance Company’s affiliates that result from American Fidelity Assurance Company’s relationship with the Fund, (4) the extent to which economies of scale will be realized as the Fund grows, and (5) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In the past, the Board has reviewed comparative data regarding services rendered and amounts payable under other investment advisory agreements, and the Board has concluded that the Advisory Agreement should be approved because the services provided by American Fidelity Assurance Company generally were equal to or in excess of those provided by other investment advisers, while the fees paid by the Fund pursuant to the Advisory Agreement generally were lower than the fees paid by other funds to their investment advisers. Although the Board did not rely on comparative data this year, the fee information set forth in the Fund’s prospectus dated May 1, 2006 indicates that the past comparative data remains accurate.

One matter that the Board considered this year in reviewing the Advisory Agreement was whether any other benefits are derived or are to be derived by American Fidelity Assurance Company from its relationship with the Fund, such as soft dollar arrangements by which brokers provide research to the Fund or American Fidelity Assurance Company in return for allocating Fund brokerage, and the Board concluded that the Advisory Agreement should be approved because American Fidelity Assurance Company is not deriving improper or excessive benefits as a result of its relationship with the Fund.

Nature, Extent, and Quality of Services Provided by American Fidelity Assurance Company

In approving the Advisory Agreement, the Board considered the services that American Fidelity Assurance Company provides to the Fund pursuant to the Advisory Agreement, which include providing office space and equipment, supplies, etc.; compensating the Fund’s personnel, officers, and directors; providing advice, information, and recommendations regarding acquiring, holding, or disposing of portfolio securities; assisting with preparing requisite reports, including prospectuses and registration statements; paying registration expenses, including legal and accounting fees; providing and maintaining a bond against larceny and embezzlement covering each officer and employee of the Fund who may have access to the Fund’s securities; providing research and statistical information regarding portfolio securities that are held or may be purchased by the Fund; providing information regarding developments that may affect the portfolio securities; reimbursing the Fund for costs and expenses incurred by the Fund in connection with the Fund’s indemnification of its directors; selecting brokers or dealers to execute purchase and sale transactions for the Fund; and using its best efforts to obtain the best available price and most favorable execution with respect to all such purchases and sales of portfolio securities for the Fund.

Based on its evaluation of the services that American Fidelity Assurance Company provides, the Board concluded that the nature and scope of American Fidelity Assurance Company’s services are reasonable and satisfactory. Additionally, the Board believes that the quality of American Fidelity Assurance Company’s services are reasonable and satisfactory and that American Fidelity Assurance Company has adequate personnel and systems in place, as well as other resources, to assure the Board that American Fidelity Assurance Company will continue to furnish high quality services to the Fund. Accordingly, the Board approved renewal of the Advisory Agreement.

Investment Performance of the Fund and American Fidelity Assurance Company

The Fund’s investment performance reflects on American Fidelity Assurance Company indirectly only to the extent that American Fidelity Assurance Company oversees the Fund’s sub-advisers, Quest Investment Management, Inc., The Renaissance Group, LLC, Todd Investment Advisors, Inc., and WEDGE Capital Management LLP (the “Sub-Advisers”). American Fidelity Assurance Company assists the Fund’s Board in evaluating and assessing the Sub-Advisers based, in part, on the Fund’s investment performance, and the Board believes that American Fidelity Assurance Company’s oversight of and assistance with matters relating to the Sub-Advisers has contributed in a positive manner to the Fund’s performance. American Fidelity Assurance Company’s own investment performance is not relevant to the Board’s consideration of the Advisory Agreement because American Fidelity Assurance Company has delegated its investment responsibilities to the Sub-Advisers and, as such, does not invest on behalf of the Fund.

Advisory Fees

Pursuant to the Advisory Agreement, American Fidelity Assurance Company receives a fee, payable monthly, that is equal to 0.00136988% (0.50% on an annual basis) of the current value of the Fund for each day of the valuation period. AFA received $1,004,230 in 2006 in connection with services provided to the Fund pursuant to the Advisory Agreement. AFA’s affiliates, Asset Services Company, L.L.C. and InvesTrust, N.A., received $60,713 and $50,203, respectively, in 2006 in connection with services provided to the Fund. American Fidelity Assurance Company pays Asset Services’ and InvesTrust’s fees on behalf of the Fund. Based on its evaluation of the advisory fees, the Board concluded that the fees that American Fidelity Assurance Company and its affiliates receive as a result of American Fidelity Assurance Company’s relationship with the Fund are reasonable and satisfactory in light of the services provided to the Fund.

Economies of Scale

The fee payable to American Fidelity Assurance Company pursuant to the Advisory Agreement is a flat fee that does not include breakpoints that would allow the Fund to recognize economies of scale as the Fund’s assets increase. In its evaluation, the Board took into consideration the Fund’s inability to recognize economies of scale under the terms of the Advisory Agreement, but concluded that the fee is reasonable and satisfactory as it currently exists, without breakpoints.

Fee Levels and Economies of Scale

Because the Advisory Agreement does not establish breakpoints that permit the Fund to recognize economies of scale as the Fund’s assets increase, fee levels charged to the Fund’s investors do not reflect any economies of scale. The Board took this fact into consideration in its evaluation of the Advisory Agreement.

SUB-ADVISORY AGREEMENTS

Quest Investment Management, Inc. (“Quest”), The Renaissance Group, LLC (“Renaissance”), Todd Investment Advisors, Inc. (“Todd”), and WEDGE Capital Management LLP (“WEDGE”) currently serve as sub-advisers to the Fund. Todd has served as a sub-adviser to the Fund and its predecessor since 1995. Renaissance and WEDGE have served as sub-advisors to the Fund since October 3, 2005, and Quest has served as a sub-advisor since May 1, 2006.

The Fund’s Board of Directors considered the following material factors and reached the following conclusions in connection with the decision to approve the Sub-Advisers and approve the terms of the sub-advisory agreements. In connection with its review and evaluation, the Board relied on comparative data regarding services rendered and amounts payable under other sub-advisory agreements, including the agreements with previous sub-advisers of the Fund. The Board concluded that the sub-advisory agreements should be approved because the services provided by the Sub-Advisers generally are equal to or in excess of those provided by other sub-advisers, while the fees paid by American Fidelity Assurance Company pursuant to the sub-advisory agreements generally are lower than the fees paid to other sub-advisers.

The Board also considered whether any other benefits are derived or are to be derived by the Sub-Advisers from their relationships with the Fund, such as soft dollar arrangements by which brokers provide research to the Fund or American Fidelity Assurance Company in return for allocating Fund brokerage, and the Board concluded that the sub-advisory agreements should be approved because the Sub-Advisers are not deriving improper or excessive benefits as a result of their relationships with the Fund.

Nature, Extent, and Quality of Services Provided by the Sub-Advisers

The Board considered the services that each of the Sub-Advisers provide to the Fund pursuant to the sub-advisory agreements, which include making decisions regarding acquisition, holding, or disposition of portfolio securities on behalf of the Fund; providing the Fund’s custodian and investment adviser prompt written notification of the purchase, sale, or exchange of portfolio securities; exercising voting rights on behalf of the Fund regarding the portfolio securities; providing certifications of compliance with securities laws; selecting brokers or dealers to execute purchase and sale transactions for the Fund and using their best efforts to obtain the best available price and most favorable execution with respect to all such purchases and sales of portfolio securities for the Fund; and providing instructions to the Fund’s custodian regarding consummation of transactions in portfolio securities held by the Fund.

Based on its evaluation of the services that the Sub-Advisers will provide, the Board concluded that the nature and scope of the Sub-Advisers’ services are reasonable and satisfactory. Further, the Board concluded that the Sub-Advisers have adequate personnel and systems in place, as well as other resources, to assure the Board that the Sub-Advisers will furnish high quality services to the Fund.

Investment Performance of the Sub-Advisers

The Board concluded that the investment performance of each of the Sub-Advisers supported a decision to approve the sub-advisory agreements because the long-term results of each of the Sub-Advisers’ have been very good when compared with their appropriate style indices. Furthermore, the Sub-Advisers’ investment processes and personnel were consistent during the performance period presented to the Board.

Sub-Advisory Fees

The Fund’s investment adviser, American Fidelity Assurance Company, pays the Fund’s sub-advisory fees to the Sub-Advisers on behalf of the Fund. The Sub-Advisers’ fees are set forth in their respective sub-advisory agreements. All fees are on an annual basis and are a percentage of the value of the Fund’s assets managed by each sub-adviser. Pursuant to their respective sub-advisory agreements:

•	Quest receives 0.425% of the first $100,000,000 of the Fund’s assets under its management and 0.30% of the value of the Fund’s assets under its management in excess of $100,000,000;
•	Renaissance receives 0.48% of the value of the Fund’s assets under its management;
•	Todd receives 0.38% of the first $100,000,000 of the Fund’s assets under its management and 0.30% of the value of the Fund’s assets under its management in excess of $100,000,000; and
•

WEDGE receives 0.50% of the first $25,000,000 of the Fund’s assets under its management, 0.40% of the value of the Fund’s assets under its management between $25,000,000 and $100,000,000, and 0.30% of the value of the Fund’s assets under its management in excess of $100,000,000.

In 2006, AFA paid an aggregate of $848,297 to the Sub-Advisers. Of the sub-advisory fees paid in 2006, $131,016 was paid to Quest (May 1 – December 31), $287,181 to Renaissance, $198,878 to Todd and $231,222 to WEDGE. Based on the Board’s evaluation of the fees payable pursuant to the sub-advisory agreements and the services to be provided by the Sub-Advisers, the directors concluded that the fees payable to the Sub-Advisers are reasonable and satisfactory in light of the services provided to the Fund.

Economies of Scale

The Fund will not recognize economies of scale as the Fund’s assets under the Sub-Advisers’ management increase because the Fund’s investment adviser will pay the fees on behalf of the Fund. The Fund’s fee to its investment adviser does not reflect the fees that the Fund’s investment adviser pays the Fund’s sub-advisers. In its evaluation, the Board considered this inability to recognize economies of scales but concluded that the fees are reasonable and satisfactory as they currently exist.

Fee Levels and Economies of Scale

Fee levels charged to the Fund’s investors do not reflect economies of scale. Fee levels also do not reflect the fees that the Fund pays to its investment adviser or the fees that the Fund’s investment adviser pays to the Fund’s sub-advisers. The Board considered this fact in its evaluation of the Sub-Advisers and the sub-advisory agreements.

PARTICIPANTS’ BENEFITS

As a participant of American Fidelity Dual Strategy Fund, Inc., you benefit from a number of valuable and helpful services which help you meet your investment needs. Some of the services you currently enjoy are the following:

RE-INVESTMENT WITHOUT CHARGE

Dividends and interest from investment income as well as capital gain contributions are automatically re-invested without charge.

PROFESSIONAL MANAGEMENT

Knowledgeable, full-time management constantly monitors market opportunities for your fund.

CAPITAL FULLY INVESTED

Accumulation units are issued in full and fractional amounts so that your net payments are immediately available for investment purposes.

PERSONAL SERVICE

Continuous personal service is available to you through the team of American Fidelity trained salaried representatives or directly from the Annuity Services Department in our home office.

Board of Directors American Fidelity Dual Strategy Fund, Inc.	DAVID R. CARPENTER Executive Vice-President and Treasurer American Fidelity Assurance Company

JO ANN DICKEY Former Senior Vice President American Fidelity Corporation

GREGORY M. LOVE President and Chief Operating Officer Love's Development Companies

J. DEAN ROBERTSON, D.D.S., M.Ed. Professor Emeritus University of Oklahoma College of Dentistry

Safekeeping of Securities	InvesTrust, N.A. Oklahoma City, Oklahoma
Independent Registered Public Accounting Firm	KPMG LLP Oklahoma City, Oklahoma
Underwriter	American Fidelity Securities, Inc. Oklahoma City, Oklahoma Member NASD
Investment Advisor	American Fidelity Assurance Company Oklahoma City, Oklahoma
Investment Sub-Advisors	Quest Investment Management, Inc. Portland, Oregon
The Renaissance Group LLC (d/b/a Renaissance Investment Management) Cincinnati, Ohio
Todd Investment Advisors, Inc. Louisville, Kentucky
WEDGE Capital Management LLP Charlotte, North Carolina
Board of Directors American Fidelity Assurance Company	LYNDA L. CAMERON President Cameron Equestrian Centers, Inc.
WILLIAM M. CAMERON Chairman of the Board, President and Chief Executive Officer American Fidelity Assurance Company
WILLIAM E. DURRETT Senior Chairman of the Board American Fidelity Assurance Company
CHARLES R. EITEL Chairman and Chief Executive Officer Simmons Company
THEODORE M. ELAM Attorney McAfee & Taft A Professional Corporation
DAVID R. LOPEZ President American Fidelity Foundation
PAULA MARSHALL Chief Executive Officer The Bama Companies, Inc.
GALEN P. ROBBINS, M.D. Physician Cardiovascular Clinic – Founding Physician

For More Information

To obtain information:

By telephone:

Call 1-800-662-1106

By mail Write to:

American Fidelity

Dual Strategy Fund, Inc.

P. O. Box 25520

Oklahoma City, OK 73125-0520

By E-mail Send your request to:

va.help@af-group.com

On the Internet Text-only versions of Fund documents can be viewed online or downloaded from the SEC’s web site: http://www.sec.gov

You may also obtain copies of Fund documents by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-6009.

2000 N. Classen Boulevard

Oklahoma City, Oklahoma 73106

1-800-662-1106

GVA-276	Information Published 2/2007

Item 2:	Code of Ethics

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal account officer or controller, and persons performing similar functions. A copy of the code of ethics, as adopted, is attached as Exhibit (a)(1).

Item 3:	Audit Committee Financial Expert

The registrant’s Board of Directors has determined that the registrant does not have an Audit Committee Financial Expert serving on its audit committee. The registrant believes that, at this time, the experience provided by the members of its audit committee provides adequate oversight for the registrant’s level of financial complexity.

Item 4:	Principal Accountant Fees and Services

The following table details the aggregate fees billed for each of the last two fiscal years for the registrant’s audit fees, audit-related fees, tax fees and other fees by the principal accountant. All such fees of the registrant are paid by the registrant’s investment advisor, American Fidelity Assurance Company.

Service Fees Paid to Audit Firm

	2006	2005	Percentage Approved*
	Dollar Amount	Dollar Amount	2006	2005

(a) Audit Fees	$27,500	$25,600	N/A	N/A
(b) Audit-Related Fees	0	0	0	0
(c) Tax Fees	0	0	0	0
(d) All Other Fees	0	0	0	0
Total	$27,500	$25,600	$0	$0

*This column represents the percentage of the non-audit fees that were required to be approved by the audit committee.

(e) Audit Committee Pre-approval Policies and Procedures

(1)          Approval is required of all audit and significant permitted non-audit engagements of KPMG prior to the commencement of such engagement. The registrant’s audit committee annually approves the engagement of the registrant’s auditor and makes a recommendation to the board of directors that the directors approve the auditor at a board of directors meeting held in the first part of each calendar year.

(2)          No services described in (b) through (d) of this Item were performed; accordingly, no approvals were made by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Percentage of Hours on Audit Performed by Non Full-time Employees

0%

(g) Non-audit Fees for Services Rendered

For the years ended December 31, 2006 and December 31, 2005, no non-audit fees were billed by KPMG to the registrant, its investment advisor or any entity controlling, controlled by, or under common control therewith that provides ongoing services to the registrant.

(h) Audit Committee Consideration of Non-audit Services

The registrant’s audit committee has considered whether the provision of non-audit services (if any) that were rendered to the registrant’s investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Item 5:	Audit Committee of Listed Registrants
Not Applicable.
Item 6:	Schedule of Investments
Included in Item 1: Annual Report to Shareholders.
Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 10:	Submission of Matters to a Vote of Security Holders

In the first quarter of 2007, the Board formally adopted the informal procedures that were already in place pursuant to which shareholders may recommend nominees to the Registrant’s Board of Directors. Following are the procedures adopted by the Board:

“When formulating its director recommendations, the Board of Directors will consider any written recommendations received from shareholders of the Fund identifying the nominee and stating the nominee’s qualifications. Shareholders can send recommendations to American Fidelity Dual Strategy Fund, Inc., Attention: Corporate Secretary, 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106. The Board of Directors evaluates all nominees for director in the same manner regardless of the source of the recommendation.

Nominees for director must possess the following minimum qualifications: experience in the business community, proficiency in business matters (particularly investment, finance, legal or accounting matters), and exceptional personal integrity. In identifying and evaluating nominees for director, including nominees recommended by shareholders, the Board of Directors will implement such processes as it deems appropriate, including, in its sole discretion, retaining a third party or third parties to identify or evaluate or assist in identifying or evaluating potential nominees. When formulating its director recommendations, the Board of Directors will also consider any advice and recommendations offered by the Fund’s executive officers. However, at a minimum, each nominee for director must (i) meet the minimum qualifications set forth above, (ii) complete and sign the Fund’s Director and Officer Questionnaire in a form deemed appropriate by the Board of Directors prior to his or her nomination and (iii) provide biographical information upon request. Each director must, no less frequently than annually, complete and sign a Director and Officer Questionnaire in a form deemed appropriate by the Board of Directors.”

Item 11:	Controls and Procedures

Based on their evaluation of the Fund’s Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the principal executive officer, and Robert D. Brearton, the principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30A-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12:	Exhibits
(a)(1)	Code of Ethics for Senior Officers, as amended on June 2, 2004.
(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(a)(3)	Not Applicable to Registrant
(b)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned duly authorized officer.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

By:	/s/ David R. Carpenter
Name:	David R. Carpenter
Title:	President
Date:	February 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

/s/ David R. Carpenter
Name:	David R. Carpenter
Title:	President and Principal Executive Officer
Date:	February 19, 2007

/s/ David R. Carpenter
Name:	Robert D. Brearton
Title:	Senior Vice President and Principal Financial Officer
Date:	February 19, 2007

Exhibit (a)(1)

Amended and Restated

American Fidelity Dual Strategy Fund, Inc.

Code of Ethics for Senior Officers

(Adopted June 2, 2004)

American Fidelity Dual Strategy Fund, Inc. (the “Fund”) has long maintained a policy of honest and ethical behavior. This Amended and Restated Code of Ethics for Senior Officers (the “Code”) further ensures that the senior financial and senior executive officers of the Fund will maintain this policy by requiring them to conduct their personal and professional conduct consistent with the guidance of ethical and professional standards set forth herein.

The implementation and enforcement of the Code furthers the Fund’s primary objective, that is, to place the interests of the Fund’s shareholders first. The Code also ensures that all personal securities transactions will be conducted with integrity and distinction, in such a manner so as to avoid any actual or apparent conflict of interest or any abuse of an individual’s position of trust and responsibility. Finally, the Code underscores the Fund’s fundamental concern that our personnel should avoid the appearance of impropriety and should not take advantage of their positions. Persons covered by the Code must adhere to these general principles as well as comply with the Code’s specific provisions.

I.	To Whom Does the Code Apply

This Code applies to the Fund’s senior financial officers and senior executive officers who are identified on Exhibit A, as it may be amended and updated from time to time (collectively the “Senior Officers”). Senior Officers hold an important and elevated position in the Fund in that they are uniquely capable and empowered to ensure that shareholders’ interests are preserved. For the purpose of this Code, Senior Officers shall include, but are not limited to, the Fund’s Chairman, its President, its Principal Financial Officer, and any other person performing similar functions of a principal executive officer, principal financial officer, controller or principal accounting officer, regardless of whether such person is employed by the Fund or some third party.

II.	Basic Standards of Ethics

Senior Officers shall observe the highest standards of ethical conduct. In the performance of their duties, they shall protect and foster the interest of the Fund’s shareholders through fair dealings, complete honesty and full disclosure in all matters of the business. Senior Officers shall render high standards of service, act in good faith, responsibly, with due care, competence and diligence, and without misrepresenting material facts or allowing their independent judgment to be subordinated. Senior Officers shall maintain the highest standards of integrity, both in and outside of the workplace.

Senior Officers shall operate and manage the Fund and its portfolio of securities in the interest of all shareholders, and not in the interest of themselves, any sponsors, directors, brokers or other market intermediaries. Senior Officers shall manage the Fund in accordance with the Fund’s fundamental objectives and investment policies and make investment decisions solely in the interest of the shareholders.

Exhibit (a)(1)

III.	Compliance with Applicable Laws, Rules and Regulations

Senior Officers shall at all times ensure full compliance with all applicable federal, state and local laws, and the rules and regulations of any private and public regulatory agencies. If any question exists relative to full compliance, the Senior Officer should seek guidance from the Fund’s Compliance Committee of the Board of Directors (the “Compliance Committee”). If no such committee has been established, then the Board of Directors of the Fund shall constitute the Compliance Committee or it may designate a Compliance Committee or Compliance Officer. Senior Officers must not only comply with the applicable laws, rules and regulations, they must also promote a culture of high ethical standards and commitment to compliance, maintaining a work environment that encourages employees to raise concerns and promptly address those concerns.

IV.	Conflicts of Interest

In order to maintain the highest degree of integrity and objectivity in the management of the Fund and the Senior Officers’ independent judgment, Senior Officers must avoid any activity or personal interest that creates or appears to create a conflict between the interest of the Fund and the personal interest of the Senior Officer.

Certain conflicts of interest potentially can arise out of the relationships between Senior Officers and the Fund, and these relationships already subject the Senior Officers to conflict of interest provisions in the Investment Company Act of 1940, as amended (the “Investment Company Act”) and the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”). For example, Senior Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as “affiliated persons” of the Fund. Certain procedures and compliance policies, such as the 17j-1 Code of Ethics of the Fund and the Fund’s investment advisor, American Fidelity Assurance Company (“AFA”), are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these procedures and policies, and such conflicts fall outside the parameters of this Code.

This Code recognizes that the Senior Officers, some or all of whom may also be officers or employees of AFA, in the normal course of their duties (whether formally for the Fund, AFA or both), will be involved in establishing policies and implementing decisions that will have different effects on the Fund and AFA. The participation of the Senior Officers in such activities is inherent in the contractual relationship between the Fund and AFA and is consistent with the performance by the Senior Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically.

An actual or apparent conflict of interest occurs when a Senior Officer’s independent judgment can be in any way affected by his or her personal interest, financial or otherwise. Examples of an actual or apparent conflict of interest include, but are not limited to, situations in which a Senior Officer or a member of the Senior Officer’s family:

•

Uses his or her personal influence or personal relationships to influence investment decisions or financial reporting by the Fund, whereby the Senior Officer would benefit personally to the detriment of the Fund;

•	Causes the Fund to take action, or fail to take action, for the individual personal benefit of the Senior Officer, rather than the benefit of the Fund;
•	Participates in any business arrangement or investment that they learned through the Senior Officer’s position at the Fund;
•	Receives improper personal benefits as a result of the Senior Officer’s position with the Fund;
•

Receives (1) any gifts, during one calendar year, that are valued at more than $100 or (2) any entertainment from a company with which the Fund has current or prospective business dealings unless such entertainment is reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

Exhibit (a)(1)

•

Has a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Senior Officer’s employment, such as compensation or equity ownership.

Before Senior Officers may make any investment, accept any position or benefit, or participate in any transaction or business arrangement that creates or appears to create a conflict of interest, Senior Officers must obtain the written approval of the Compliance Committee. Any transaction with even a hint of impropriety must be submitted to the Compliance Committee. Senior Officers should manage the Fund in an honest and ethical manner, and never act in a manner that could cause them to lose their independence and objectivity.

V.	Prohibited Activities

Senior Officers shall not engage in any of the following:

•

Senior Officers shall not engage in any act, practice or course of business in connection with the purchase or sale, directly or indirectly, of any security held or to be acquired by the Fund, and in the purchase, sale and redemption of shares of the Fund, which is fraudulent, deceptive or manipulative.

•

Senior Officers shall not buy or sell securities ahead of transactions of the Fund, with access to information regarding the transaction that is not public and that is material to making an investment decision, so as to derive unfair advantage.

•

Senior Officers shall not indulge in self-dealing using their position to engage in transactions with the Fund by which Senior Officers may benefit unfairly at the expense of the Fund and its shareholders.

VI.	Disclosures

The Fund is required to file various periodic reports with the Securities and Exchange Commission (“SEC”). It is the Fund’s policy to make full, fair, accurate, timely and understandable disclosures to the SEC and the public in compliance with all applicable laws, rules and regulations. Among other things, a Senior Officer should:

•	Familiarize himself or herself with the disclosure requirements generally applicable to the Fund;
•

Avoid knowingly misrepresenting, or causing others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Board, auditors, governmental regulators or self-regulatory organizations;

•

Consult with other officers and employees of the Fund and AFA, to the extent appropriate within his or her area of responsibility, with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents that the Fund files with, or submits to, the SEC and in other public communications made by the Fund; and

•	Promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

Exhibit (a)(1)

VII.	Confidentiality

Senior Officers may use confidential and proprietary information for business purposes only. Senior Officers shall not use confidential information acquired in the course of the performance of their duties for personal advantage. Senior Officers shall not disclose confidential or proprietary information to individuals (including other employees) who do not have a business need to know the information, nor shall they assist anyone in gaining unauthorized access to confidential information.

VIII.	Violations of the Code

Should a Senior Officer observe or suspect any violations of this Code, applicable laws or regulations, the Senior Officer shall immediately report the violation to the Compliance Committee. Failure to report any such violation is itself a violation of the Code. If a Senior Officer has any question about whether a particular act or omission violates the Code, the Senior Officer should seek guidance from the Compliance Committee.

Violation of the Code may result in civil or criminal liability, or both, under the Federal Securities Laws. In addition, any transaction that is considered to have been improper, or that appears improper in light of subsequent developments even though proper when made, is subject to reversal. Senior Officers’ compliance with the Code is a condition of their employment, and violation of the Code may be cause for termination of employment.

Senior Officers should take the time to carefully read the Code and should direct any questions they may have to the Compliance Committee. Senior Officers must return a signed copy of the Code to the designated recipient as indicated on the signature page, and should retain a copy of the Code for their records.

IX.	Waivers of and Amendments to the Code

The Fund will waive application of the policies and procedures set forth in this Code only when circumstances warrant granting of a waiver, and then only in conjunction with any appropriate monitoring of the particular situation. Waivers of and amendments to the Code may only be made by the Board of Directors or the Compliance Committee and shall be disclosed as required by Form N-CSR.

X.	No Rights Created

This Code is a statement of the fundamental principles and key policies and procedures that govern the Fund’s Senior Officers in the management of the Fund. It is not intended and does not constitute an employment contract or assurances of continued employment, and does not create any rights in Senior Officers.

XI.	Certification of Compliance with the Code

Senior Officers shall be asked to certify, on an annual basis, that they have read and understand the Code, and that they recognize that they are subject to the Code. The Fund will require Senior Officers to certify annually that they have complied with the Code’s requirements and that they have disclosed or reported all violations of the Code and other relevant and material information that is required to be disclosed or reported pursuant to the Code.

Exhibit (a)(1)

ACKNOWLEDGMENT

I certify that I have read and understand the Fund’s Code of Ethics for Senior Officers, and I recognize that I am subject to the Code. I have complied, and will comply, in all respects, with the Code’s requirements and will generally conduct the business of the Fund in an honest and ethical manner.

_________________________________________
(signature)

_________________________________________

(print name)
_________________________________________
(date)

Please return one executed copy of the Code to the Fund’s Chief Compliance Officer, Stephen P. Garrett. Please retain the additional copy of the Code for your reference.

Exhibit (a)(1)

[Exhibit A to Amended and Restated Code of Ethics for Senior Officers]

Senior Officers Subject to Code of Ethics

As of January 1, 2007

David R. Carpenter, President, Principal Executive Officer, and Secretary

Robert D. Brearton, Senior Vice President and Principal Financial Officer

Stephen P. Garrett, Chief Compliance Officer and General Counsel

Exhibit (a)(2)

OFFICER’S CERTIFICATION

I, David R. Carpenter, certify that:

1.	I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other information included in this report fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

e)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize and report financial information; and

f)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 19, 2007	By: /s/ David R. Carpenter
Name: David R. Carpenter Title: President & Principal Executive Officer

Exhibit (a)(2)

OFFICER’S CERTIFICATION

I, Robert D. Brearton, certify that:

1.	I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other information included in this report fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 19, 2007	By: /s/ Robert D. Brearton
Name: Robert D. Brearton Title: Senior Vice President & Principal Financial Officer

Exhibit (b)

Certification of Periodic Financial Report

Pursuant to Section 906 of the Sarbanes-Oxley Act

In connection with the Form N-CSR of the registrant for the period ended December 31, 2005, the undersigned hereby certify pursuant to Section 906 of the Sarbanes-Oxley Act that:

1.             The attached Form N-CSR report of the registrant fully complies with the requirements of Sections 13(a) or 15(d) of the Securities Exchange Act of 1934, and

2.             The information contained in such N-CSR report fairly presents, in all material respects, the financial condition and results of operation of the registrant as of and for the periods presented in the report.

Dated:	February 19, 2007

/s/ David R. Carpenter Name: David R. Carpenter Title: President & Principal Executive Officer

/s/ Robert D. Brearton Name: Robert D. Brearton Title: Senior Vice President & Principal Financial Officer